UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter Ended: December 2001

Check here if Amendment [ ]; Amendment Number: ______
This Amendment:		[ ] is a restatement.
			[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		CWH Associates, Inc.
Address:	200 Park Avenue
		Suite 3900
		New York, New York 10166

Form 13F File Number: 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Abrams
Title:	Chief Operating Officer
Phone:  (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams			New York, NY		2/11/02
--------------			------------		-------

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.






Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $222,013.20
					(Thousands)



List of Other Included Managers: None





Form 13F INFORMATION TABLE


NAME                TITLE    CUSIP    VALUE      SHARES  INVEST.    No
                   of CLASS	      (x$1000)           Discre.  Voting

Action Perf Comp     COM   004933107  $9330.51   304,819  Sole   244,770
Advance PCS	     COM   00790K109  $6033.63   205,575  Sole   163,248
Apollo Group, Inc.   CL A  037604105  $8793.60   195,370  Sole   156,903
Applied Materials    COM   038222105  $1528.45    38,116  Sole    30,125
Applied Micro Circts COM   03822W109  $ 270.55    23,900  Sole    18,768
ATI Technologies     COM   001941103  $3964.81   312,190  Sole   245,390
Barnes & Noble, Inc. COM   067774109  $2215.56    74,850  Sole    60,375
Beazer Homes USA     COM   07556Q105  $6180.67    84,470  Sole    67,019
Beverly Enterprises  COM   087851309 $10864.21 1,263,280  Sole 1,012,901
Bioject Medical Tech COM   09059T206  $ 629.50    50,000  Sole         0
Bruker Axs, Inc.     COM   11679P101  $ 977.73   149,500  Sole   118,600
Caremark RX          COM   141705103 $13286.13   814,600  Sole   650,040
Celestica, Inc.  Sub Vtg Sh 15101Q108 $7195.88   178,160  Sole   139,050
Centex, Inc.         COM   152312104  $6551.08   114,750  Sole    92,100
Checkpoint Sftwre    ORD   M22465104  $5841.89   146,450  Sole   115,450
CNS, Inc             COM   126136100  $ 894.79   164,182  Sole   129,232
Computer Associates  COM   204912109  $1281.30    37,150  Sole    36,800
Concord EFS, Inc.    COM   206197105  $1586.55    48,400  Sole    38,448
Convera Corp         CL A  211919105  $  87.27    26,050  Sole    16,105
Cree, Inc.           COM   225447101  $4289.38   145,600  Sole   114,550
DR Horton, Inc.      COM   23331A109  $4368.30   134,575  Sole   107,759
Edison Schools, Inc. CL A  281033100  $1250.72    63,650  Sole    50,747
Electronic Arts      COM   285512109  $5764.19    96,150  Sole    76,450
Electronic Boutique  COM   286045109  $4998.49   125,150  Sole   101,400
EMC Corp.            COM   268648102  $ 791.95    58,925  Sole    58,000
F5 Networks, Inc.    COM   315616102  $ 740.98    34,400  Sole    33,850
Factual Data Corp    COM   303094106  $1068.88   125,750  Sole    69,578
Genesis Microchip    COM   371933102  $8403.85   127,100  Sole   100,960
Hewlett Packard Co   COM   428236103  $1276.64    62,154  Sole    49,100
Homestore.com, Inc.  COM   437852106  $ 361.44   100,400  Sole    78,000
Horizon Organic Hldg COM   44043T103  $1157.23    70,050  Sole    55,600
Infineon Tech AG  Spon ADR 45662N103  $1994.48    98,250  Sole    75,937
Integrated Elctr Svc COM   45811E103  $1480.63   289,186  Sole   233,486
Laser Vision Centers COM   51807H100  $ 758.97   366,650  Sole   299,800
Lennar Corp          COM   526057104  $7148.24   152,675  Sole   122,431
Manor Care, Inc      COM   564055101  $7152.12   301,650  Sole   242,071
Mercury Interactive  COM   589405109  $3299.46    97,100  Sole    74,230
Micron Technology    COM   595112103  $5665.25   182,750  Sole   143,100
NASDAQ 100 TR   Unit Ser 1 631100104  $2874.67    73,880  Sole         0
Nobel Learning Cmmnt COM   654889104  $ 362.35    58,350  Sole    37,454
Novellus Systems     COM   670008101  $5001.04   126,769  Sole   100,900
Nvidia Corp.         COM   67066G104  $3057.33    45,700  Sole    36,000
Office Depot, Inc.   COM   676220106  $3709.85   200,100  Sole   159,900
Paychex, Inc.        COM   704326107  $3735.54   107,189  Sole    85,350
Pentastar Comm       COM   709632103  $2273.31   107,700  Sole   107,700
Peoplesoft, Inc.     COM   712713106  $2878.32    71,600  Sole    56,700
Presstek, Inc.       COM   741113104  $ 215.04    23,450  Sole    17,563
Qlogic Corp.         COM   747277101  $1526.69    34,300  Sole    25,600
Rambus, Inc.         COM   750917106  $1217.32   152,355  Sole   135,900
Rational Software    COM   75409P202  $1723.80    88,400  Sole    68,500
Rehabcare Group      COM   759148109  $ 467.68    15,800  Sole    12,814
SCP Pool Corp        COM   784028102  $5608.04   204,300  Sole   163,899
Siebel Systems, Inc. COM   826170102  $5819.11   207,974  Sole   162,124
Specialty Labs, Inc. COM   84749R100  $2283.04    83,050  Sole    66,892
Taiwan Semis Mfg  Spon ADR 874039100  $5672.97   330,400  Sole   263,400
Texas Instruments    COM   882508104  $ 676.03    24,144  Sole    18,500
TRC Companies, Inc   COM   872625108  $6393.25   127,865  Sole   101,261
United Natural Foods COM   911163103  $2750.00   110,000  Sole    87,500
US Physical Therapy  COM   90337L108  $3244.93   200,800  Sole   163,548
Viropharma, Inc.     COM   928241108  $2675.97   116,600  Sole    91,600
Whole Foods Mkt Inc  COM   966837106  $8261.15   189,650  Sole   152,639
Xoma Ltd             ORD   G9825R107  $ 100.47    10,200  Sole    10,200